Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Cost	$ 271,986	$ 275,177
Accumulated Amortization	(41,722)	(33,587)
Accumulated Impairment	(16,057)	(16,255)
Net	214,207	225,335
Amortization expenses related to intangible assets	8,500	9,100	$ 4,600
Impairment loss of acquired intangible assets	0		$ 0
Year Ended December 31
2020	8,384
2021	8,344
2022	7,835
2023	6,680
2024 and thereafter	182,434
Total expected amortization expense	$ 213,677
Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Weihui
Intangible assets
Impairment loss of acquired intangible assets		12,700
Land use rights
Intangible assets
Cost	$ 199,879	202,340
Accumulated Amortization	(6,315)	(2,341)
Net	$ 193,564	$ 199,999
Estimated useful lives of intangible assets	50 years	50 years
Amortization expenses related to intangible assets	$ 4,000	$ 2,400
Technology
Intangible assets
Cost	43,936	44,342
Accumulated Amortization	(24,412)	(22,747)
Accumulated Impairment	(11,457)	(11,598)
Net	8,067	9,997
Supplier-relationship
Intangible assets
Cost	9,619	9,738
Accumulated Amortization	(2,444)	(495)
Net	7,175	9,243
Trademark and Domain name
Intangible assets
Cost	5,555	5,623
Accumulated Amortization	(724)	(147)
Net	4,831	5,476
Software
Intangible assets
Cost	1,858	1,859
Accumulated Amortization	(1,858)	(1,859)
Other
Intangible assets
Cost	11,139	11,275
Accumulated Amortization	(5,969)	(5,998)
Accumulated Impairment	(4,600)	(4,657)
Net	570	$ 620
Indefinite lived intangible assets
Indefinite lived intangible assets	$ 500
Other | Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year
Other | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years